VARIABLE INTEREST ENTITIES AND EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities
The assets and liabilities relating to the consolidated VIEs included in the consolidated financial statements are as follows:

US$ MILLIONS	December 31, 2022	December 31, 2021
Real estate and real estate partnerships	$124	$—
Available-for-sale fixed maturity securities	346	31
Equity securities, at fair value	84	79
Investment funds	1,175	231
Mortgage loan	44	66
Private loans	390	62
Cash and cash equivalents	153	—
Other assets	77	—
Total assets of consolidated VIEs	$2,393	$469
Notes payable	151	—
Other liabilities	1,743	299
Total liabilities of consolidated VIEs	$1,894	$299
The carrying amount and maximum exposure to loss relating to these unconsolidated VIEs follows:

	December 31, 2022
US$ MILLIONS	Carrying Amount	Maximum Exposure to Loss
Real estate and real estate partnerships	$317	$317
Mortgage loans on real estate	601	601
Accrued investment income	2	2
Total	$920	$920